6. Accounts receivable, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable	$ 4,268	$ 4,082
Current
Accounts receivable	864	2,113
30 - 59 days past due
Accounts receivable	1,226	598
60 - 89 days past due
Accounts receivable	23	59
Greater than 90 days past due
Accounts receivable	$ 2,155	$ 1,312